Goodwill and impairment review of goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Disclosure of reconciliation of goodwill

		$ million
	2024	2023
Cost
At 1 January	13,176	12,577
Exchange adjustments	(179)	184
Acquisitions and other additions	2,734	415
Reclassified as assets held for sale	(79)	—
Deletions and disposals	(122)	—
At 31 December	15,530	13,176
Impairment losses
At 1 January	704	617
Exchange adjustments	(2)	2
Impairment losses for the year	—	85
Deletions and disposals	(60)	—
At 31 December	642	704
Net book amount at 31 December	14,888	12,472
Net book amount at 1 January	12,472	11,960
Impairment review of goodwill

		$ million
Goodwill at 31 December	2024	2023
gas & low carbon energy	4,460	2,095
oil production & operations	4,925	4,925
customers & products	5,503	5,431
other businesses & corporate	—	21
	14,888	12,472

Schedule of goodwill

						$ million		$ million
					gas & low carbon energy		oil production & operations
			2024			2023	2024	2023
	Gas	LSbp	Total	Gas	LSbp	Total
Goodwill	2,228	2,232	4,460	2,095	—	2,095	4,925	4,925
Excess of recoverable amount over carrying amount	2,026	—	2,026	5,886	—	5,886	12,432	18,854

												$ million
						2024						2023
	Castrol	US Fuels	European Fuels	Archaea	Other	Total	Castrol	US Fuels	European Fuels	Archaea	Other	Total
Goodwill	2,615	828	801	706	553	5,503	2,672	792	839	707	421	5,431